NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
Interests in Other Entities [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Summarized financial information in respect of each of the Company’s subsidiaries that has material non-controlling interests is set out below. The summarized financial information below represents amounts before intercompany eliminations.

Year ended December 31, 2025	Sadiola mine	Bonikro mine	Agbaou mine	Total
Current assets	$655,358	$402,438	$215,046	$1,272,842
Non-current assets	243,877	194,554	53,844	492,275
Current liabilities	(668,972)	(344,864)	(136,409)	(1,150,245)
Non-current liabilities	(103,995)	(37,619)	(41,001)	(182,615)

Equity attributable to owners of the Company	(59,367)	(198,577)	(70,567)	(328,511)
Non-controlling interests	(60,225)	(15,933)	(20,912)	(97,070)

Profit attributable to non-controlling interests	37,291	7,130	10,733	55,154
Dividends paid to non-controlling interests.	23,896	2,408	—	26,304

Year ended December 31, 2024	Sadiola mine	Bonikro mine	Agbaou mine	Total
Current assets	$197,959	$69,532	$97,628	$365,119
Non-current assets	226,391	141,190	39,434	407,015
Current liabilities	(252,942)	(51,094)	(79,561)	(383,597)
Non-current liabilities	(65,910)	(42,912)	(37,728)	(146,550)

Equity attributable to owners of the Company	(49,680)	(105,505)	(9,594)	(164,779)
Non-controlling interests	(49,142)	(11,211)	(10,179)	(70,532)

Profit attributable to non-controlling interests	(8,207)	2,704	1,584	(3,919)
Dividends paid to non-controlling interests	—	—	—	—

The movement in the non-controlling interests balance for the years ended December 31, 2025 and 2024 are as follows:

Balance at January 1, 2024	$81,128
Dividend paid to minority shareholder	(6,677)
Share of loss for the year	(3,919)
Balance at December 31, 2024	$70,532
Recognition of minority shareholder	(2,312)
Dividend in-kind paid to minority shareholder	(23,896)
Dividend paid to minority shareholder	(2,408)
Share of profit for the year	55,154
Balance at December 31, 2025	$97,070

Non-controlling interests represent the 10.11% ownership of the Bonikro mine and 15% of the Agbaou mine by the Government of Côte d'Ivoire and 20% of the Sadiola mine, owned by the Government of Mali. As of December 31, 2024, the Company's ownership of Korali-Sud was 100%; however, the Company's ownership was reduced to 65% on January 8, 2025 in association with the 2023 Mining Code. During the fourth quarter of 2024, a $37.2 million gross intercompany dividend was declared for distribution, from which $6.7 million was accrued as at December 31, 2024 and paid to the Government of Mali on January 30, 2025.

In connection with the definitive protocol agreement signed with the Government of Mali during the third quarter of 2024, the Company’s Korali-Sud mine and related assets were transferred to a new entity, Korali S.A., incorporated on January 8, 2025, and 35% of the ownership interests in the new entity were issued to the Government of Mali. The issuance of shares is considered a share-based payment in exchange for the issuance of a definitive exploitation permit for large-scale mining and processing of ore mined at Korali at the Sadiola Plant, which is valued with reference to the fair value of $5.5 million of the shares of Korali S.A. granted. In arriving at the fair value of the shares issued, the Company valued working capital assets and liabilities at cost and valued the inventory and fixed assets using a discounted cash flow model incorporating significant assumptions that included such factors as mineable mineralization including resources, future production levels, operating and capital costs, gold prices ranging from $2,551 to $2,598 per ounce, and a discount rate of 13.9%.

The NCI was recognized at the proportional share of the identifiable net assets of Korali S.A. of negative $2.3 million. The difference of $7.8 million between the value of the exploitation permit received capitalized to the cost of the Korali mine and the value of the NCI was recognized in retained earnings. Due to the life of the mine, the entire $5.5 million of the cost capitalized for this permit was recognized as depletion expense during 2025.

On January 8, 2025, the Government of Mali requested that 280 kg of gold be transferred to the state, which was treated as an advance against future dividends payable under the terms of the 2023 Mining Code. Control over the gold was transferred on February 18, 2025 and had a carrying value of $9.4 million. The fair value of the distribution was $23.9 million, which is equal to the value of the dividend paid in-kind, resulting in a gain on distribution of dividend-in-kind of $14.5 million, recognized under Other gains and losses (note 10).